UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.1%

Security	Shares	Value
Aerospace & Defense — 2.1%
Safran SA	71,000	$4,728,587
United Technologies Corp.	23,774	2,728,780

		$7,457,367

Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.(1)	98,592	$7,021,722

		$7,021,722

Automobiles — 0.7%
Toyota Motor Corp.(1)	36,000	$2,320,953

		$2,320,953

Banks — 13.4%
Bank of America Corp.(1)	308,808	$4,678,441
Citigroup, Inc.(1)	92,093	4,323,766
JPMorgan Chase & Co.(1)	110,061	5,985,117
Lloyds Banking Group PLC(1)(2)	2,988,958	3,311,209
Natixis SA(1)	827,904	5,265,452
Nordea Bank AB	160,000	2,031,322
PNC Financial Services Group, Inc. (The)(1)	29,768	2,516,587
Regions Financial Corp.(1)	369,045	3,210,691
Skandinaviska Enskilda Banken AB, Class A(1)	506,336	6,097,093
Societe Generale(1)	81,512	3,273,221
Svenska Handelsbanken AB, Class A	27,000	1,278,557
Swedbank AB, Class A	54,000	1,306,306
Unione di Banche Italiane ScpA	343,574	2,363,206
Westpac Banking Corp.	44,651	1,193,344

		$46,834,312

Beverages — 3.2%
Anheuser-Busch InBev NV(1)	54,249	$6,616,538
Constellation Brands, Inc., Class A(1)(2)	41,783	4,614,932

		$11,231,470

Biotechnology — 2.6%
Biogen Idec, Inc.(2)	4,932	$1,919,337
Celgene Corp.(2)	21,112	2,515,706
Gilead Sciences, Inc.(1)(2)	42,428	4,447,727

		$8,882,770

Capital Markets — 0.3%
Charles Schwab Corp. (The)	44,099	$1,145,692

		$1,145,692

Chemicals — 3.6%
E.I. du Pont de Nemours & Co.	18,605	$1,324,862
LyondellBasell Industries NV, Class A(1)	62,200	4,919,398
Monsanto Co.	17,190	2,028,076
PPG Industries, Inc.(1)	19,394	4,322,535

		$12,594,871

Security	Shares	Value
Commercial Services & Supplies — 0.8%
Brambles, Ltd.	346,311	$2,837,181

		$2,837,181

Communications Equipment — 1.5%
QUALCOMM, Inc.(1)	81,109	$5,066,068

		$5,066,068

Consumer Finance — 1.7%
American Express Co.	9,556	$771,074
Discover Financial Services(1)	96,311	5,237,392

		$6,008,466

Containers & Packaging — 0.5%
Amcor, Ltd.	174,411	$1,723,743

		$1,723,743

Diversified Financial Services — 0.9%
ING Groep NV(2)	261,720	$3,253,808

		$3,253,808

Diversified Telecommunication Services — 0.5%
Deutsche Telekom AG	106,947	$1,843,562

		$1,843,562

Electric Utilities — 1.1%
NextEra Energy, Inc.(1)	36,030	$3,935,917

		$3,935,917

Electrical Equipment — 3.1%
Emerson Electric Co.(1)	70,344	$4,005,387
Mitsubishi Electric Corp.	260,570	3,013,682
Nidec Corp.	45,000	3,062,158
Rockwell Automation, Inc.	5,365	584,356

		$10,665,583

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.(1)	185,813	$4,416,775

		$4,416,775

Energy Equipment & Services — 0.5%
Halliburton Co.	42,000	$1,679,580

		$1,679,580

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.(1)	39,500	$5,648,105
CVS Health Corp.(1)	36,668	3,599,331
Metro AG(2)	64,000	1,969,374

		$11,216,810

Food Products — 1.4%
Mondelez International, Inc., Class A(1)	132,695	$4,676,172

		$4,676,172

Health Care Equipment & Supplies — 1.4%
Medtronic PLC(1)	68,097	$4,862,150

		$4,862,150

Hotels, Restaurants & Leisure — 1.7%
Accor SA	53,652	$2,667,416
Compass Group PLC	183,389	3,161,836

		$5,829,252

Security	Shares	Value
Household Products — 0.8%
Reckitt Benckiser Group PLC	33,488	$2,834,252

		$2,834,252

Industrial Conglomerates — 2.5%
Danaher Corp.	31,742	$2,614,906
Koninklijke Philips NV	63,406	1,748,412
Siemens AG(1)	41,500	4,383,929

		$8,747,247

Insurance — 4.9%
ACE, Ltd.	16,558	$1,787,602
Aflac, Inc.(1)	53,954	3,079,694
AXA SA	146,148	3,418,685
MetLife, Inc.	53,573	2,491,145
Prudential PLC(1)	253,670	6,166,817
St James’s Place PLC	18,146	233,464

		$17,177,407

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(2)	7,907	$2,803,269

		$2,803,269

Internet Software & Services — 1.8%
Facebook, Inc., Class A(2)	25,473	$1,933,656
Google, Inc., Class C(1)(2)	8,081	4,319,456

		$6,253,112

IT Services — 0.3%
Visa, Inc., Class A	3,879	$988,796

		$988,796

Machinery — 1.1%
SKF AB, Class B	160,000	$3,771,500

		$3,771,500

Media — 2.4%
Comcast Corp., Class A(1)	58,306	$3,098,672
Live Nation Entertainment, Inc.(2)	16,217	385,478
Walt Disney Co. (The)(1)	55,206	5,021,538

		$8,505,688

Multi-Utilities — 2.5%
National Grid PLC(1)	352,138	$4,950,710
Sempra Energy(1)	32,260	3,610,539

		$8,561,249

Oil, Gas & Consumable Fuels — 6.9%
Devon Energy Corp.	46,512	$2,803,278
Exxon Mobil Corp.(1)	60,967	5,329,735
Occidental Petroleum Corp.(1)	68,215	5,457,200
Phillips 66(1)	53,823	3,784,834
Statoil ASA	122,063	2,044,101
Total SA(1)	90,233	4,631,711

		$24,050,859

Paper & Forest Products — 0.5%
International Paper Co.	34,554	$1,819,614

		$1,819,614

Security	Shares	Value
Pharmaceuticals — 10.6%
AstraZeneca PLC	39,665	$2,823,567
Bayer AG	16,583	2,388,471
Johnson & Johnson	20,043	2,007,106
Merck & Co., Inc.(1)	63,149	3,806,622
Novartis AG(1)	39,538	3,853,086
Perrigo Co. PLC	15,120	2,294,309
Roche Holding AG PC(1)	33,109	8,923,451
Sanofi(1)	60,246	5,551,059
Shire PLC ADR(1)	18,471	4,049,951
Takeda Pharmaceutical Co., Ltd.	24,000	1,199,024

		$36,896,646

Real Estate Investment Trusts (REITs) — 1.3%
Simon Property Group, Inc.(1)	23,411	$4,650,829

		$4,650,829

Semiconductors & Semiconductor Equipment — 0.6%
NXP Semiconductors NV(2)	25,244	$2,002,859

		$2,002,859

Software — 2.0%
Microsoft Corp.(1)	96,212	$3,886,965
Oracle Corp.(1)	77,063	3,228,169

		$7,115,134

Specialty Retail — 4.5%
Buckle, Inc. (The)	17,500	$888,825
Dixons Carphone PLC	291,030	1,901,902
Home Depot, Inc. (The)(1)	61,188	6,389,251
Industria de Diseno Textil SA	86,111	2,537,996
TJX Cos., Inc. (The)(1)	58,529	3,859,402

		$15,577,376

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.(1)	79,069	$9,263,724
Lenovo Group, Ltd.(1)	1,653,058	2,136,948

		$11,400,672

Textiles, Apparel & Luxury Goods — 2.9%
NIKE, Inc., Class B(1)	72,441	$6,682,682
Pandora A/S(1)	46,777	3,343,975

		$10,026,657

Tobacco — 4.3%
Altria Group, Inc.	48,774	$2,589,899
British American Tobacco PLC(1)	112,574	6,350,978
Imperial Tobacco Group PLC(1)	129,000	6,058,998

		$14,999,875

Transportation Infrastructure — 0.2%
Sydney Airport	204,656	$790,835

		$790,835

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC	394,416	$1,386,955

		$1,386,955

Total Common Stocks (identified cost $299,392,883)		$355,865,055

Preferred Stocks — 21.5%

Security	Shares	Value
Banks — 10.6%
AgriBank FCB, 6.875% to 1/1/24(3)	16,581	$1,758,105
Banco Santander (Mexico), SA, 5.95% to 1/30/19(3)(4)	230	240,440
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	815	787,623
Barclays Bank PLC, 8.25% to 12/15/18(3)	3,232	3,419,720
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	72,917	1,962,379
CoBank ACB, Series F, 6.25% to 10/1/22(3)	16,600	1,711,875
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	2,500	258,125
Farm Credit Bank of Texas, Series 1, 10.00%	1,406	1,763,212
First Tennessee Bank, 3.75% (4)(5)	840	605,220
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(3)(4)	818	1,244,624
JPMorgan Chase & Co., Series O, 5.50%	40,767	1,003,276
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	500	490,399
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	817	829,409
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)	905	929,238
KeyCorp, Series A, 7.75%	17,976	2,377,326
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(4)	457	504,701
Northern Trust Corp., Series C, 5.85%	27,190	696,132
Regions Financial Corp., Series A, 6.375%	82,477	2,091,617
Royal Bank of Scotland Group PLC, Series S, 6.60%	30,000	758,400
Societe Generale, 7.875% to 12/18/23(3)(4)	1,071	1,067,921
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	23.37	2,544,433
SunTrust Banks, Inc., Series E, 5.875%	58,779	1,477,263
Synovus Financial Corp., Series C, 7.875% to 8/1/18(3)	4	111
Texas Capital Bancshares, Inc., 6.50%	47,865	1,175,086
Texas Capital Bancshares, Inc., Series A, 6.50%	8,300	204,429
Webster Financial Corp., Series E, 6.40%	50,650	1,262,325
Wells Fargo & Co., Series L, 7.50%	1,672	2,078,296
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	61,620	1,615,214
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)	1,277	1,216,435
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	735	802,819

		$36,876,153

Capital Markets — 1.9%
Affiliated Managers Group, Inc., 6.375%	26,846	$711,218
Goldman Sachs Group, Inc. (The), Series I, 5.95%	29,700	749,628
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	62,587	1,557,790
Morgan Stanley, Series G, 6.625%	89,683	2,329,964
State Street Corp., Series D, 5.90% to 3/15/24(3)	43,925	1,161,487

		$6,510,087

Consumer Finance — 1.1%
Capital One Financial Corp., Series B, 6.00%	104,898	$2,642,380
Discover Financial Services, Series B, 6.50%	43,541	1,150,027

		$3,792,407

Diversified Financial Services — 1.4%
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	8.95	$998,068
KKR Financial Holdings, LLC, Series A, 7.375%	77,254	2,073,690
RBS Capital Funding Trust VII, Series G, 6.08%	69,787	1,709,782

		$4,781,540

Electric Utilities — 2.5%
AES Gener SA, 8.375% to 6/18/19(3)(4)	1,242	$1,360,283
Electricite de France SA, 5.25% to 1/29/23(3)(4)	2,100	2,211,169
Entergy Arkansas, Inc., 6.45%	105,069	2,646,425
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	39,000	1,011,757
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	27,497	670,721
Southern California Edison Co., Series E, 6.25% to 2/1/22(3)	861	963,543

		$8,863,898

Security	Shares	Value
Food Products — 0.8%
Dairy Farmers of America, 7.875%(4)	22,100	$2,410,973
Ocean Spray Cranberries, Inc., 6.25%(4)	6,085	561,341

		$2,972,314

Insurance — 0.7%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	2	$50
Endurance Specialty Holdings, Ltd., Series B, 7.50%	15,837	421,423
Montpelier Re Holdings, Ltd., 8.875%	72,730	1,945,528

		$2,367,001

Machinery — 0.3%
Stanley Black & Decker, Inc., 5.75%	44,548	$1,148,559

		$1,148,559

Multi-Utilities — 0.2%
DTE Energy Co., Series C, 5.25%	34,745	$877,311

		$877,311

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(3)	50,495	$1,331,174

		$1,331,174

Real Estate Investment Trusts (REITs) — 0.9%
American Realty Capital Properties, Inc., Series F, 6.70%	16,294	$375,903
Cedar Realty Trust, Inc., Series B, 7.25%	33,600	880,320
Chesapeake Lodging Trust, Series A, 7.75%	2,890	78,608
DDR Corp., Series J, 6.50%	65,000	1,738,750

		$3,073,581

Thrifts & Mortgage Finance — 0.7%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(3)	825	$783,750
EverBank Financial Corp., Series A, 6.75%	69,734	1,758,692

		$2,542,442

Total Preferred Stocks (identified cost $70,050,036)		$75,136,467

Corporate Bonds & Notes — 9.3%

Security	Principal Amount (000’s omitted)	Value
Banks — 3.3%
Banco do Brasil SA, 6.25% to 4/15/24, 10/29/49(3)(4)	$553	$392,354
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	1,622	1,518,435
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	2,276	2,357,117
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(3)(4)	2,500	2,416,625
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(3)	1,620	1,585,575
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(4)	785	1,066,132
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(3)(6)	1,165	1,208,687
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	1,000	807,500

		$11,352,425

Diversified Financial Services — 1.1%
Leucadia National Corp., 6.625%, 10/23/43	$1,281	$1,322,941
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	2,871	2,612,610

		$3,935,551

Security	Principal Amount (000’s omitted)	Value
Diversified Telecommunication Services — 0.4%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$1,427	$1,531,885

		$1,531,885

Electric Utilities — 1.7%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$1,960	$2,331,910
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(3)	3,750	3,673,658

		$6,005,568

Insurance — 2.2%
Genworth Financial, Inc., 7.625%, 9/24/21	$454	$447,736
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(3)	1,059	1,752,645
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(3)(4)	735	763,481
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(4)	1,141	1,256,701
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(3)	3,706	3,344,665

		$7,565,228

Oil, Gas & Consumable Fuels — 0.3%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(3)(4)	$2,053	$1,057,295

		$1,057,295

Pipelines — 0.3%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$978	$904,650

		$904,650

Total Corporate Bonds & Notes (identified cost $31,110,067)		$32,352,602

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(7)	$2,538	$2,538,173

Total Short-Term Investments (identified cost $2,538,173)		$2,538,173

Total Investments — 133.6% (identified cost $403,091,159)		$465,892,297

Other Assets, Less Liabilities — (33.6)%		$(117,284,202)

Net Assets — 100.0%		$348,608,095

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $31,218,425 or 9.0% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $1,208,687 or 0.3% of the Fund’s net assets.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $1,824.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	57.8%	$269,384,100
United Kingdom	11.1	51,702,517
France	8.0	37,447,157
Switzerland	3.3	15,193,162
Sweden	3.1	14,484,778
Germany	2.6	12,170,911
Ireland	2.3	10,501,124
Japan	2.1	9,595,817
Australia	1.8	8,565,285
Netherlands	1.8	8,536,964
Belgium	1.4	6,616,538
Italy	1.0	4,695,116
Denmark	0.7	3,343,975
Spain	0.6	2,537,996
Bermuda	0.5	2,367,001
China	0.5	2,136,948
Norway	0.4	2,044,101
Brazil	0.4	1,910,789
Chile	0.3	1,360,283
Cayman Islands	0.2	1,057,295
Mexico	0.1	240,440

Total Investments	100.0%	$465,892,297

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/27/15	British Pound Sterling 1,997,000	United States Dollar 2,993,024	Citibank, N.A.	$—	$(14,381)	$(14,381)
2/27/15	British Pound Sterling 1,997,000	United States Dollar 2,997,617	Standard Chartered Bank	—	(9,787)	(9,787)
2/27/15	British Pound Sterling 2,006,000	United States Dollar 3,011,548	State Street Bank and Trust Company	—	(9,410)	(9,410)
2/27/15	Euro 2,830,000	United States Dollar 3,176,703	Citibank, N.A.	—	(21,875)	(21,875)
2/27/15	Euro 2,830,000	United States Dollar 3,183,495	Standard Chartered Bank	—	(15,083)	(15,083)
2/27/15	Euro 2,840,000	United States Dollar 3,193,864	State Street Bank and Trust Company	—	(16,017)	(16,017)
2/27/15	Swedish Krona 4,800,000	United States Dollar 577,269	State Street Bank and Trust Company	—	(2,966)	(2,966)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/27/15	Swiss Franc 967,000	United States Dollar 1,103,126	Citibank, N.A.	$48,620	$—	$48,620
2/27/15	Swiss Franc 967,000	United States Dollar 1,105,712	Standard Chartered Bank	51,205	—	51,205
2/27/15	Swiss Franc 966,000	United States Dollar 1,102,513	State Street Bank and Trust Company	49,098	—	49,098

				$148,923	$(89,519)	$59,404

At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At January 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $148,923 and $89,519, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$403,057,499

Gross unrealized appreciation	$69,921,931
Gross unrealized depreciation	(7,087,133)

Net unrealized appreciation	$62,834,798

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$29,129,117	$15,934,078		$—	$45,063,195
Consumer Staples	21,128,439	23,830,140		—	44,958,579
Energy	19,054,627	6,675,812		—	25,730,439
Financials	39,878,030	39,192,484		—	79,070,514
Health Care	25,902,908	24,738,658		—	50,641,566
Industrials	16,955,151	24,336,284		—	41,291,435
Information Technology	35,106,468	2,136,948		—	37,243,416
Materials	14,414,485	1,723,743		—	16,138,228
Telecommunication Services	—	3,230,517		—	3,230,517
Utilities	7,546,456	4,950,710		—	12,497,166
Total Common Stocks	$209,115,681	$146,749,374	*	$—	$355,865,055

Asset Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Consumer Staples	$—	$2,972,314	$—	$2,972,314
Energy	—	1,331,174	—	1,331,174
Financials	22,786,660	37,156,551	—	59,943,211
Industrials	—	1,148,559	—	1,148,559
Utilities	877,311	8,863,898	—	9,741,209
Total Preferred Stocks	$23,663,971	$51,472,496	$—	$75,136,467
Corporate Bonds & Notes	$—	$32,352,602	$—	$32,352,602
Short-Term Investments	—	2,538,173	—	2,538,173
Total Investments	$232,779,652	$233,112,645	$—	$465,892,297
Forward Foreign Currency Exchange Contracts	$—	$148,923	$—	$148,923
Total	$232,779,652	$233,261,568	$—	$466,041,220

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(89,519)	$—	$(89,519)
Total	$—	$(89,519)	$—	$(89,519)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015